Property, plant and equipment and investment property (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Disclousre of Detailed inormation about Property, plant and equipment and investment property

			Owned assets

All figures in £ millions	Investment property	Right-of-use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Cost
At 1 January 2023	190	359	178	257	22	1,006
Exchange differences	–	(14)	(9)	(11)	(1)	(35)
Additions	24	27	–	6	24	81
Disposals of businesses
(see note 31)	–	–	(4)	(3)	(2)	(9)
Disposals and retirements	–	(30)	(10)	(36)	–	(76)
Reclassifications and transfers	–	–	10	24	(34)	–
At 31 December 2023	214	342	165	237	9	967
Exchange differences	–	2	1	1	1	5

Additions	7	39	–	4	27	77

Disposals of businesses
(note 31)	–	–	–	–	–	–
Disposals and retirements	–	(33)	(22)	(84)	–	(139)
Reclassifications and transfers	–	–	7	21	(28)	–
At 31 December 2024	221	350	151	179	9	910

				Owned assets
All figures in £ millions	Investment property	Right-of-use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total
Depreciation and impairment
At 1 January 2023	(130)	(234)	(133)	(199)	–	(696)
Exchange differences	–	12	6	10	–	28
Charge for the year	(5)	(39)	(10)	(25)	–	(79)
Disposals of businesses
(note 31)	–	–	2	2	–	4
Disposals and retirements	–	29	10	35	–	74
Reclassifications and transfers	–	–	–	–	–	–
Impairment	–	(2)	–	–	–	(2)
At 31 December 2023	(135)	(234)	(125)	(177)	–	(671)
Exchange differences	–	(2)	(2)	(2)	–	(6)
Charge for the year	(8)	(35)	(8)	(25)	–	(76)
Disposals of businesses
(note 31)	–	–	–	–	–	–
Disposals and retirements	–	32	22	83	–	137
Reclassifications and transfers	–	–	–	–	–	–
Impairment	(1)	–	–	–	–	(1)

At 31 December 2024	(144)	(239)	(113)	(121)	–	(617)
Carrying amounts
At 1 January 2023	60	125	45	58	22	310
At 31 December 2023	79	108	40	60	9	296

At 31 December 2024	77	111	38	58	9	293